Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 20,710	Taxes	Spain (ES)		Deputacion da Coruna, Ministry of Public Finance	Serrabal, Esmeralda, And Sonia	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 2
	927	Fees	Spain (ES)		Deputacion da Coruna, Ministry of Public Finance	Serrabal, Esmeralda, And Sonia	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 3
	31,652	Taxes	Spain (ES)		Concello de Vicedo, Ministry of Public Finance	Coto Minero Conchitina	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 4
	861	Fees	Spain (ES)		Concello de Vicedo, Ministry of Public Finance	Coto Minero Conchitina	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 5
	67,121	Taxes	South Africa (ZA)	snj:ZA-MP	Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust	Thaba Chueu Mining	gsm:ResourceQuartziteMember	gsm:SouthAfricaSiliconMetalAndSiliconAlloysSegmentMember	Open Pit
#: 6
	203,378	Royalties	South Africa (ZA)	snj:ZA-MP	Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust	Thaba Chueu Mining	gsm:ResourceQuartziteMember	gsm:SouthAfricaSiliconMetalAndSiliconAlloysSegmentMember	Open Pit
#: 7
	$ 12,086	Comm. Social Resp.	South Africa (ZA)	snj:ZA-MP	Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust	Thaba Chueu Mining	gsm:ResourceQuartziteMember	gsm:SouthAfricaSiliconMetalAndSiliconAlloysSegmentMember	Open Pit